Cash and cash equivalents (Tables)	6 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Schedule of cash and cash equivalents

	December 31,	June 30,
	2024	2024
	US$	US$
Fixed deposits	3,049,339	3,000,000
Cash at banks	6,276,733	3,766,347
	9,326,072	6,766,347

Schedule of cash and cash bank balance for the purpose of presenting the consolidated statement of cash flows

	December 31,	June 30,
	2024	2024
	US$	US$
Cash and short-term deposit	9,326,072	6,766,347
Less: Restricted deposit	(3,049,339)	(3,000,000)
	6,276,733	3,766,347

	December 31,	June 30,
	2024	2024
	US$	US$
United States Dollar	9,047,212	6,579,951
Singapore Dollar	167,380	118,618
Hong Kong Dollar	103,792	63,972
Others	7,688	3,806
Total	9,326,072	6,766,347